Cover	Aug. 07, 2025
Cover [Abstract]
Entity Registrant Name	SCIENTIFIC INDUSTRIES, INC.
Entity Central Index Key	0000087802
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2025
Entity File Number	000-6658
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-2217279
Entity Address Address Line 1	80 Orville Drive
Entity Address City Or Town	Bohemia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11716
City Area Code	631
Local Phone Number	567-4700
Security 12b Title	Common stock $0.5 par value
Trading Symbol	SCND
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false